FINANCING AND LOANS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 18, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
FINANCING AND LOANS
(-) ECL	$ (0.00)	$ (0.00)	R$ (755,002)		R$ (632,643)
Net receivables	$ 0.00	$ 0.00	10,924,899		14,276,816
Current			4,748,661		3,473,393	R$ 3,903,084
Charges			52,499		215,929
Main			4,696,162		3,257,464
Non-current			6,176,238		10,803,423	R$ 9,971,857
Total			10,924,899		14,276,816
Charges receivable			R$ 52,499		R$ 215,929
Loans payable period	5 years
Average interest rate	5.55%
Percent of total portfolio granted by company	77.00%
Itaipu
FINANCING AND LOANS
Average rate	6.93%	7.04%	6.93%		7.04%
Gross receivables			R$ 4,200,471		R$ 5,843,724
Percent of total portfolio granted by company	36.00%	41.00%
CEAL
FINANCING AND LOANS
Average rate	3.45%	7.28%	3.45%		7.28%
Gross receivables			R$ 1,505,962		R$ 1,564,724
ELETROPAULO
FINANCING AND LOANS
Average rate	3.75%	6.96%	3.75%		6.96%
Gross receivables			R$ 1,008,052		R$ 1,314,107
AMAZONAS D
FINANCING AND LOANS
Non-current			R$ 3,998,324	R$ 4,033,855
Amazonas Energia
FINANCING AND LOANS
Average rate	5.78%	7.38%	5.78%		7.38%
Gross receivables			R$ 3,998,324		R$ 3,949,748
CEPISA
FINANCING AND LOANS
Average rate	2.50%	5.42%	2.50%		5.42%
Gross receivables			R$ 571,127		R$ 746,427
BOA VISTA
FINANCING AND LOANS
Average rate	2.22%	5.49%	2.22%		5.49%
Gross receivables			R$ 147,764		R$ 160,309
Transfer RGR ( b)
FINANCING AND LOANS
Average rate	0.00%	5.00%	0.00%		5.00%
Gross receivables					R$ 1,101,161
PECLD
FINANCING AND LOANS
Average interest rate	5.55%
Others
FINANCING AND LOANS
Average rate	0.00%	0.00%	0.00%		0.00%
Gross receivables			R$ 248,201		R$ 229,259